Consolidated Schedule of Investments (unaudited) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 1.2%

Aerospace & Defense — 0.0%
Bombardier, Inc., Class B(a)		740,267	$239,339

Chemicals — 0.4%
Element Solutions, Inc.(a)		572,739	4,788,098

Consumer Finance — 0.0%
Ally Financial, Inc.		1	14

Diversified Financial Services — 0.0%
Arrow Global Group PLC		13,716	17,964
Kcad Holdings I Ltd.(a)(b)		2,223,465,984	22,235

			40,199

Diversified Telecommunication Services — 0.0%
Telecom Italia SpA		145,490	56,843

Energy Equipment & Services — 0.1%
McDermott International, Inc.(a)		45,119	2,617
Osum Oil Sands Corp.(a)(b)(c)		400,000	363,817

			366,434

Equity Real Estate Investment Trusts (REITs) — 0.4%
Gaming and Leisure Properties, Inc.		68,983	1,911,519
VICI Properties, Inc.		176,241	2,932,650

			4,844,169

Life Sciences Tools & Services — 0.0%
PPD, Inc.(a)		7,497	133,522

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(a)		527,174	337,391
Emmis Communications Corp., Class A(a)		7,210	14,420
Mediaco Holding, Inc., Class A(a)		912	3,612

			355,423

Metals & Mining — 0.1%
Constellium SE(a)		285,624	1,488,101

Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.(a)		98,545	1,527,447

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(a)		1,025	5,197

Total Common Stocks — 1.2% (Cost — $52,059,961)			13,844,786

		Par (000)

Asset-Backed Securities — 0.4%
AIMCO CLO, Series 2017-AA, Class C, (3 mo. LIBOR US + 2.45%), 4.27%, 07/20/29(d)(e)	USD	250	205,131

Security		Par (000)	Value

Asset-Backed Securities (continued)
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 3.97%, 10/21/28(d)(e)	USD	250	$205,691
ALM VII R Ltd.(d)(e):
Series 2013-7R2A, Class BR2, (3 mo. LIBOR US + 2.20%), 3.42%, 10/15/27		250	205,363
Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.70%), 3.92%, 10/15/28		500	430,348
AMMC CLO Ltd., Series 2018-22A, Class D, (3 mo. LIBOR US + 2.70%), 4.49%, 04/25/31(d)(e)		250	174,013
Anchorage Capital CLO Ltd., Series 2X, Class E, (3 mo. Euribor + 5.66%), 5.66%, 05/15/31(e)	EUR	203	146,362
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (3 mo. LIBOR US + 1.80%), 3.49%, 05/15/30(d)(e)	USD	500	400,952
Cairn CLO IV BV, Series 2014-4X, Class ERR, (3 mo. Euribor + 5.88%), 5.88%, 04/30/31(e)	EUR	1,000	764,123
Cairn CLO VII BV, Series 2016-7X, Class E, (3 mo. Euribor + 6.35%), 6.35%, 01/31/30(e)		900	697,225
Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.85%), 3.67%, 04/20/27(d)(e)	USD	250	205,532
CIFC Funding Ltd., Series 2014-4RA, Class B, (3 mo. LIBOR US + 2.20%), 4.04%, 10/17/30(d)(e)		250	204,703
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, (3 mo. LIBOR US + 1.95%), 3.17%, 07/15/31(d)(e)		250	198,151
Greene King Finance PLC:
Series B1, 5.70%, 12/15/34	GBP	100	114,018
Series B2, (3 mo. LIBOR GBP + 2.08%), 2.57%, 03/15/36(e)		100	109,481
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.45%), 5.24%, 01/27/26(d)(e)	USD	500	400,017
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (3 mo. LIBOR US + 2.95%), 4.77%, 01/20/32(d)(e)		266	182,558
OZLM XIX Ltd., Series 2017-19A, Class C, (3 mo. LIBOR US + 3.10%), 4.32%, 11/22/30(d)(e)		500	359,241

Total Asset-Backed Securities — 0.4% (Cost — $6,561,923)			5,002,909

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds — 123.1%

Aerospace & Defense — 6.4%
3M Co.:
3.05%, 04/15/30	USD	445	$463,616
3.70%, 04/15/50		810	915,491
Amsted Industries, Inc., 5.63%, 07/01/27(d)		890	865,894
Arconic, Inc.:
6.15%, 08/15/20		1,540	1,559,250
5.40%, 04/15/21		45	44,611
5.87%, 02/23/22		1,363	1,342,146
5.13%, 10/01/24		5,552	5,482,600
Bombardier, Inc.(d):
8.75%, 12/01/21		2,292	1,905,225
5.75%, 03/15/22		404	306,030
6.13%, 01/15/23		1,200	846,000
7.50%, 12/01/24		857	578,475
7.50%, 03/15/25		1,858	1,327,541
7.88%, 04/15/27		8,100	5,405,535
CenturyLink, Inc., 4.00%, 02/15/27(d)		2,896	2,809,120
General Dynamics Corp., 4.25%, 04/01/50		510	642,188
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(d)(f)		2,513	1,610,657
Huntington Ingalls Industries, Inc.(d):
3.84%, 05/01/25		1,325	1,364,039
4.20%, 05/01/30		2,190	2,269,968
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(d)		1,810	1,656,150
Moog, Inc., 4.25%, 12/15/27(d)		959	865,498
Northrop Grumman Corp., 5.25%, 05/01/50		570	770,804
Signature Aviation US Holdings, Inc.(d):
5.38%, 05/01/26		1,467	1,419,322
4.00%, 03/01/28		1,784	1,610,595
Sotheby’s, 7.38%, 10/15/27(d)		2,000	1,592,500
SSL Robotics LLC, 9.75%, 12/31/23(d)		851	876,530
TransDigm UK Holdings PLC, 6.88%, 05/15/26		1,953	1,816,290
TransDigm, Inc., 6.25%, 03/15/26(d)		32,013	31,892,951
Wolverine Escrow LLC (d):
8.50%, 11/15/24		1,410	1,124,461
9.00%, 11/15/26		2,399	1,949,187

			75,312,674

Auto Components — 2.6%
Allison Transmission, Inc.(d):
5.00%, 10/01/24		827	802,190
5.88%, 06/01/29		1,834	1,723,960
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(d)		1,626	1,300,800
Goodyear Tire & Rubber Co., 5.00%, 05/31/26		471	434,498

Security		Par (000)	Value

Auto Components (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22	USD	1,452	$1,455,630
6.75%, 02/01/24		40	38,600
4.75%, 09/15/24		591	543,549
6.38%, 12/15/25		532	502,740
6.25%, 05/15/26		3,520	3,326,400
5.25%, 05/15/27		1,848	1,707,090
IHO Verwaltungs GmbH(f):
6.00%, 05/15/27(d)		200	140,000
(4.63% PIK), 3.88%, 05/15/27	EUR	252	211,227
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
4.38%, 05/15/26		401	367,078
6.25%, 05/15/26(d)	USD	7,317	6,914,565
8.50%, 05/15/27(d)		7,994	6,973,966
Tesla, Inc., 5.30%, 08/15/25(d)		1,505	1,410,937
Toyota Motor Credit Corp., 3.38%, 04/01/30		2,045	2,064,980

			29,918,210

Banks — 0.8%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	225	205,960
Banco BPM SpA, 2.50%, 06/21/24		200	205,806
Banco de Sabadell SA, (5 year EUR Swap + 2.20%), 2.00%, 01/17/30(g)		200	160,679
Banco Espirito Santo SA (a)(h):
4.75%, 01/15/18		1,900	335,281
4.00%, 01/21/19		1,100	194,110
Barclays PLC:
4.38%, 09/11/24	USD	3,020	3,009,414
5.20%, 05/12/26		800	821,920
CIT Group, Inc.:
5.00%, 08/15/22		278	269,660
5.00%, 08/01/23		404	388,693
6.00%, 04/01/36		3,261	3,032,730
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	100	102,706
Unione di Banche Italiane SpA, (5 year EUR Swap + 5.75%), 5.88%, 03/04/29(g)		100	104,176

			8,831,135

Beverages — 0.0%
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	USD	155	158,875

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages (continued)
Sunshine Mid BV, 6.50%, 05/15/26	EUR	100	$103,026

			261,901

Building Materials — 0.0%
Cemex SAB de CV, 3.13%, 03/19/26		150	146,513

Building Products — 1.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(d)	USD	1,464	1,302,960
Beacon Roofing Supply, Inc.(d):
4.88%, 11/01/25		78	70,395
4.50%, 11/15/26		543	501,080
Builders FirstSource, Inc., 5.00%, 03/01/30(d)		1,184	1,065,600
CPG Merger Sub LLC, 8.00%, 10/01/21(d)		2,165	2,100,916
Jeld-Wen, Inc.(d):
4.63%, 12/15/25		823	724,240
4.88%, 12/15/27		129	113,843
Masonite International Corp.(d):
5.75%, 09/15/26		701	686,980
5.38%, 02/01/28		342	336,118
Standard Industries, Inc.:
5.50%, 02/15/23(d)		338	326,170
5.38%, 11/15/24(d)		2,108	2,034,220
6.00%, 10/15/25(d)		3,045	2,992,626
2.25%, 11/21/26	EUR	234	209,136

			12,464,284

Capital Markets — 0.9%
AG Issuer LLC, 6.25%, 03/01/28(d)	USD	181	152,040
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(g)(i)		3,780	3,364,200
Intertrust Group BV, 3.38%, 11/15/25	EUR	200	209,992
LABL Escrow Issuer LLC, 6.75%, 07/15/26(d)	USD	2,208	2,031,360
LPL Holdings, Inc., 5.75%, 09/15/25(d)		323	310,080
Owl Rock Capital Corp.:
5.25%, 04/15/24		658	638,232
4.00%, 03/30/25		715	551,313
3.75%, 07/22/25		2,908	2,412,225
State Street Corp.(Secured Overnight Financing Rate + 2.65%), 3.15%, 03/30/31(d)(g)		125	127,869
Stevens Holding Co., Inc., 6.13%, 10/01/26(d)		813	803,175

			10,600,486

Chemicals — 3.0%
Ashland Services BV, 2.00%, 01/30/28	EUR	251	240,148
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(d)(f)	USD	2,283	2,054,700
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(d)		8,925	8,222,156

Security		Par (000)	Value

Chemicals (continued)
Axalta Coating Systems LLC, 4.88%, 08/15/24(d)	USD	1,280	$1,228,800
Blue Cube Spinco LLC:
9.75%, 10/15/23		1,876	1,948,695
10.00%, 10/15/25		1,225	1,292,498
Chemours Co.:
6.63%, 05/15/23		2,029	1,724,650
5.38%, 05/15/27		536	409,960
Ecolab, Inc., 4.80%, 03/24/30		795	1,039,040
Element Solutions, Inc., 5.88%, 12/01/25(d)		5,188	5,084,240
GCP Applied Technologies, Inc., 5.50%, 04/15/26(d)		791	735,630
Monitchem HoldCo 2 SA, 9.50%, 09/15/26	EUR	100	93,140
Monitchem HoldCo 3 SA, 5.25%, 03/15/25		222	203,220
NOVA Chemicals Corp., 4.88%, 06/01/24(d)	USD	456	400,140
OCI NV:
3.13%, 11/01/24	EUR	100	97,055
5.25%, 11/01/24(d)	USD	1,218	1,047,480
PQ Corp.(d):
6.75%, 11/15/22		1,949	1,958,827
5.75%, 12/15/25		3,618	3,256,200
Valvoline, Inc., 4.25%, 02/15/30(d)		1,613	1,512,026
WR Grace & Co-Conn(d):
5.13%, 10/01/21		2,483	2,507,830
5.63%, 10/01/24		559	550,447

			35,606,882

Commercial Services & Supplies — 3.2%
ADT Security Corp.:
3.50%, 07/15/22		424	413,400
4.13%, 06/15/23		293	286,404
4.88%, 07/15/32(d)		1,970	1,673,909
Advanced Disposal Services, Inc., 5.63%, 11/15/24(d)		1,104	1,117,800
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(d)		3,544	3,339,866
Ashtead Capital, Inc.(d):
4.00%, 05/01/28		1,245	1,073,190
4.25%, 11/01/29		459	388,798
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(d)		1,792	1,756,160
Clean Harbors, Inc.(d):
4.88%, 07/15/27		1,454	1,423,321
5.13%, 07/15/29		1,069	994,170
Core & Main LP, 6.13%, 08/15/25(d)		4,592	4,270,560
Diocle SpA, (3 mo. Euribor + 3.88%), 3.88%, 06/30/26(e)	EUR	109	106,391

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Garda World Security Corp., 9.50%, 11/01/27(d)	USD	1,004	$897,476
GFL Environmental, Inc.(d):
5.13%, 12/15/26		2,435	2,374,125
8.50%, 05/01/27		1,340	1,346,298
KAR Auction Services, Inc., 5.13%, 06/01/25(d)		2,866	2,737,030
Mobile Mini, Inc., 5.88%, 07/01/24		3,503	3,354,122
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(d)		1,289	1,285,765
Summer BC Holdco A Sarl, 9.25%, 10/31/27	EUR	180	162,356
Summer BC Holdco B Sarl, 5.75%, 10/31/26		500	458,806
United Rentals North America, Inc.:
4.63%, 10/15/25	USD	2,387	2,291,520
5.88%, 09/15/26		341	345,365
5.50%, 05/15/27		583	588,393
3.88%, 11/15/27		771	728,595
Vericast Corp., 8.38%, 08/15/22(d)		2,648	2,042,270
Waste Pro USA, Inc., 5.50%, 02/15/26(d)		1,980	1,837,044

			37,293,134

Communications Equipment — 1.2%
CommScope, Inc.(d):
5.50%, 03/01/24		3,197	3,235,364
6.00%, 03/01/26		962	960,557
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(d)		1,633	1,290,070
Nokia OYJ:
3.38%, 06/12/22		714	710,903
4.38%, 06/12/27		439	425,830
6.63%, 05/15/39		3,223	3,264,899
ViaSat, Inc., 5.63%, 04/15/27(d)		4,065	4,014,187

			13,901,810

Construction & Engineering — 0.4%
Aldesa Financial Services SA, 7.25%, 04/01/21	EUR	200	192,099
Brand Industrial Services, Inc., 8.50%, 07/15/25(d)	USD	3,085	2,422,342
frontdoor, Inc., 6.75%, 08/15/26(d)		1,382	1,323,265
PulteGroup, Inc., 7.88%, 06/15/32		94	103,400
SPIE SA, 2.63%, 06/18/26	EUR	100	98,323
SRS Distribution, Inc., 8.25%, 07/01/26(d)	USD	1,401	1,064,760

			5,204,189

Construction Materials — 1.9%
American Builders & Contractors Supply Co., Inc.(d):
5.88%, 05/15/26		1,994	1,899,285
4.00%, 01/15/28		986	897,260

Security		Par (000)	Value

Construction Materials (continued)
Core & Main Holdings LP, (8.625% Cash or 9.38% PIK), 8.63%, 09/15/24(d)(f)	USD	2,605	$2,383,575
HD Supply, Inc., 5.38%, 10/15/26(d)		9,832	9,557,884
Navistar International Corp., 6.63%, 11/01/25(d)		3,199	2,663,167
New Enterprise Stone & Lime Co., Inc.(d):
10.13%, 04/01/22		1,002	999,495
6.25%, 03/15/26		480	441,600
Williams Scotsman International, Inc.(d):
7.88%, 12/15/22		694	676,997
6.88%, 08/15/23		2,344	2,133,040

			21,652,303

Consumer Discretionary — 0.5%
Dun & Bradstreet Corp., 6.88%, 08/15/26(d)		3,993	4,152,720
Explorer II AS, 3.38%, 02/24/25	EUR	100	64,524
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(d)	USD	500	463,750
ServiceMaster Co. LLC, 5.13%, 11/15/24(d)		951	939,113
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	EUR	200	202,933

			5,823,040

Consumer Finance — 3.5%
Ally Financial, Inc., 8.00%, 11/01/31	USD	7,162	8,298,609
Husky III Holding Ltd., (13.00% PIK), 13.00%, 02/15/25(d)(f)		1,744	1,280,933
Iron Mountain UK PLC, 3.88%, 11/15/25	GBP	200	223,608
Mastercard, Inc.:
3.35%, 03/26/30	USD	1,065	1,179,412
3.85%, 03/26/50		600	735,268
Navient Corp.:
7.25%, 09/25/23		550	533,533
6.13%, 03/25/24		1,359	1,257,075
5.88%, 10/25/24		1,017	935,640
5.00%, 03/15/27		406	349,038
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	595	649,663
4.50%, 05/15/26(d)		2,465	2,691,461
6.25%, 05/15/26(d)	USD	482	497,665
8.25%, 11/15/26(d)		5,788	6,106,340
Springleaf Finance Corp.:
6.13%, 05/15/22		490	495,047
6.88%, 03/15/25		1,682	1,693,976
7.13%, 03/15/26		3,024	2,993,760
6.63%, 01/15/28		581	549,045
5.38%, 11/15/29		563	515,145

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Verscend Escrow Corp., 9.75%, 08/15/26(d)	USD	9,470	$9,452,196

			40,437,414

Containers & Packaging — 2.9%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(d)(f)		4,109	3,529,349
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
2.13%, 08/15/26	EUR	100	98,323
4.13%, 08/15/26(d)	USD	1,449	1,441,755
4.75%, 07/15/27(d)	GBP	427	483,969
4.75%, 07/15/27		212	240,284
Berry Global, Inc., 1.00%, 01/15/25	EUR	100	100,364
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD	965	950,525
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		2,786	2,854,814
Crown European Holdings SA, 3.38%, 05/15/25	EUR	100	108,954
Graphic Packaging International LLC, 3.50%, 03/15/28(d)	USD	459	412,962
Intertape Polymer Group, Inc., 7.00%, 10/15/26(d)		747	713,385
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24	EUR	123	115,417
5.50%, 04/15/24(d)	USD	5,875	5,405,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d):
5.13%, 07/15/23		73	72,270
7.00%, 07/15/24		1,581	1,606,691
Sealed Air Corp.(d):
5.13%, 12/01/24		142	142,710
6.88%, 07/15/33		700	701,383
Silgan Holdings, Inc.:
3.25%, 03/15/25	EUR	300	322,085
4.13%, 02/01/28(d)	USD	1,188	1,095,930
2.25%, 06/01/28	EUR	199	191,494
Trivium Packaging Finance BV:
3.75%, 08/15/26		220	220,679
5.50%, 08/15/26(d)	USD	5,982	5,952,090
8.50%, 08/15/27(d)		7,251	7,287,255

			34,047,688

County/City/Special District/School District — 0.0%
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(j)	EUR	200	87,019

Diversified Consumer Services — 1.6%
APX Group, Inc.:
7.88%, 12/01/22	USD	840	789,885
8.50%, 11/01/24(d)		274	250,028

Security		Par (000)	Value

Diversified Consumer Services (continued)
6.75%, 02/15/27(d)	USD	1,620	$1,344,600
Ascend Learning LLC, 6.88%, 08/01/25(d)		5,335	5,174,950
Garda World Security Corp., 4.63%, 02/15/27(d)		1,666	1,491,070
Graham Holdings Co., 5.75%, 06/01/26(d)		1,199	1,175,020
Laureate Education, Inc., 8.25%, 05/01/25(d)		591	588,045
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	106	122,446
Prime Security Services Borrower LLC/Prime Finance, Inc.(d):
5.25%, 04/15/24	USD	1,491	1,472,795
5.75%, 04/15/26		1,353	1,325,940
6.25%, 01/15/28		2,716	2,342,550
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(d)		1,419	1,326,765
Service Corp. International, 5.13%, 06/01/29		1,637	1,669,740

			19,073,834

Diversified Financial Services — 3.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(d)		10,961	10,769,182
Altice France Holding SA(d):
8.00%, 05/15/27	EUR	300	324,819
10.50%, 05/15/27	USD	8,178	8,627,790
6.00%, 02/15/28		2,094	1,842,050
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	225	240,346
Cabot Financial Luxembourg II SA, (3 mo. Euribor + 6.38%), 6.38%, 06/14/24(e)	EUR	148	150,252
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	115,620
Citigroup, Inc., Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(g)(i)	USD	3,485	2,985,251
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(d)		2,295	2,283,525
Fairstone Financial, Inc., 7.88%, 07/15/24(d)		852	800,880
Ford Motor Credit Co. LLC:
3.20%, 01/15/21		200	193,250
5.88%, 08/02/21		1,253	1,227,940
3.81%, 10/12/21		382	366,483
5.60%, 01/07/22		387	374,423
2.98%, 08/03/22		650	604,500
4.14%, 02/15/23		829	768,317
4.38%, 08/06/23		410	372,731

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
3.81%, 01/09/24	USD	1,325	$1,199,125
4.13%, 08/04/25		2,166	1,921,242
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	330	248,562
Intrum AB, 3.50%, 07/15/26		201	158,503
Kimberly-Clark Corp., 3.10%, 03/26/30	USD	210	227,182
Lehman Brothers Holding Escrow, 1.00%, 09/22/18(a)(h)		430	4,515
Lehman Brothers Holdings, Inc.(a)(h)(k):
5.38%, 10/17/17	EUR	350	4,478
4.75%, 01/16/18(b)		1,890	24,181
1.00%, 02/05/18(l)		3,950	50,535
1.00%, 12/31/49	USD	1,535	16,118
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(f)	EUR	220	201,400
Murphy Oil USA, Inc., 4.75%, 09/15/29	USD	1,023	959,063
Novafives SAS, 5.00%, 06/15/25	EUR	200	120,229
Pershing Square Holdings Ltd., 5.50%, 07/15/22(d)	USD	2,100	2,016,000
Spectrum Brands, Inc., 5.00%, 10/01/29(d)		496	421,600
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(d)		3,501	3,203,625
Verisure Midholding AB, 5.75%, 12/01/23	EUR	100	96,253
VZ Vendor Financing BV, 2.50%, 01/31/24		318	330,380
WMG Acquisition Corp.:
4.13%, 11/01/24		180	198,522
5.50%, 04/15/26(d)	USD	918	897,345

			44,346,217

Diversified Telecommunication Services — 3.4%
CenturyLink, Inc.:
5.13%, 12/15/26(d)		5,398	5,398,000
Series P, 7.60%, 09/15/39		1,795	1,741,150
Series U, 7.65%, 03/15/42		2,241	2,173,770
Series W, 6.75%, 12/01/23		3,690	3,921,732
Series Y, 7.50%, 04/01/24		1,556	1,703,820
Cincinnati Bell, Inc., 7.00%, 07/15/24(d)		1,358	1,366,488
Frontier Communications Corp., 8.00%, 04/01/27(a)(d)		6,674	6,582,433
GCI LLC, 6.63%, 06/15/24(d)		869	860,310
Level 3 Financing, Inc.:
5.38%, 08/15/22		204	205,020
5.63%, 02/01/23		969	964,155
5.13%, 05/01/23		1,292	1,269,377
5.38%, 05/01/25		760	756,200
5.25%, 03/15/26		1,931	1,929,793
4.63%, 09/15/27(d)		662	657,962

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(f)	USD	270	$184,275
Qwest Corp., 6.75%, 12/01/21		101	104,666
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	150	151,587
4.75%, 07/30/25		515	517,664
3.13%, 09/19/25		300	277,889
5.00%, 04/15/28		500	486,158
4.00%, 09/19/29		100	88,214
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	1,153	1,170,295
6.00%, 09/30/34		2,179	2,157,210
7.20%, 07/18/36		116	120,060
7.72%, 06/04/38		371	392,225
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	83	119,244
Telecom Italia SpA:
4.00%, 04/11/24		539	591,403
5.30%, 05/30/24(d)	USD	2,204	2,215,152
2.75%, 04/15/25	EUR	339	350,515
Telecom Italia SpA/Milano, 3.00%, 09/30/25		100	104,487
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(d)	USD	1,827	1,744,420

			40,305,674

Electric Utilities — 0.2%
Edison International, 4.95%, 04/15/25		455	453,949
NextEra Energy Operating Partners LP(d):
4.25%, 07/15/24		1,352	1,318,200
4.25%, 09/15/24		588	573,300
Talen Energy Supply LLC:
6.50%, 06/01/25		294	190,306
10.50%, 01/15/26(d)		294	211,680

			2,747,435

Electronic Equipment, Instruments & Components — 0.5%
Belden, Inc., 3.88%, 03/15/28	EUR	100	99,812
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	USD	5,223	5,443,881
Itron, Inc., 5.00%, 01/15/26(d)		231	219,450

			5,763,143

Energy Equipment & Services — 0.5%
Apergy Corp., 6.38%, 05/01/26		1,109	853,930
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(d)		932	661,813
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(d)		1,756	1,554,060
Pattern Energy Group, Inc., 5.88%, 02/01/24(d)		935	928,156
Transocean, Inc., 8.38%, 12/15/21		275	159,517

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26	USD	1,837	$1,148,125
6.88%, 09/01/27		1,418	879,160

			6,184,761

Environmental, Maintenance, & Security Service — 0.5%
GFL Environmental, Inc., 7.00%, 06/01/26(d)		4,001	3,872,628
Tervita Corp., 7.63%, 12/01/21(d)		2,775	1,942,500

			5,815,128

Equity Real Estate Investment Trusts (REITs) — 3.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(d)		1,641	1,331,475
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(d)		2,113	1,817,180
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25		1,008	932,400
5.38%, 04/15/26		602	533,613
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24		2,468	2,307,580
Iron Mountain, Inc., 4.88%, 09/15/29(d)		881	827,594
iStar, Inc., 5.25%, 09/15/22		596	549,810
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(d)		3,134	2,475,860
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		386	335,820
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		8,108	7,783,680
4.50%, 09/01/26		2,274	1,887,420
5.75%, 02/01/27		117	101,790
4.50%, 01/15/28		1,964	1,669,400
MPT Operating Partnership LP/MPT Finance Corp.:
5.50%, 05/01/24		271	263,547
5.00%, 10/15/27		4,402	4,269,940
4.63%, 08/01/29		3,178	2,955,540
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(d)		3,036	2,277,000
SBA Communications Corp., 4.88%, 09/01/24		5,668	5,745,935
Starwood Property Trust, Inc., 5.00%, 12/15/21		1,027	939,705
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/01/29(d)		2,714	2,476,199

			41,481,488

Security		Par (000)	Value

Food & Staples Retailing — 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC:
6.63%, 06/15/24	USD	285	$289,275
5.75%, 03/15/25		215	217,236
4.63%, 01/15/27(d)		3,936	3,916,320
5.88%, 02/15/28(d)		3,433	3,494,107
4.88%, 02/15/30(d)		909	906,727
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21	EUR	300	231,609
Iceland Bondco PLC, 4.63%, 03/15/25	GBP	200	197,494
Kraft Heinz Foods Co., 4.63%, 10/01/39(d)	USD	684	612,548
Nomad Foods Bondco PLC, 3.25%, 05/15/24	EUR	100	103,628
Picard Groupe SAS(3 mo. Euribor + 3.00%), 3.00%, 11/30/23(e)		200	205,698
Post Holdings, Inc., 4.63%, 04/15/30(d)	USD	2,486	2,380,345
Premier Foods Finance PLC, 6.25%, 10/15/23	GBP	100	113,329
Quatrim SASU, 5.88%, 01/15/24	EUR	100	107,238
Sysco Corp.:
5.65%, 04/01/25	USD	775	806,822
5.95%, 04/01/30		942	988,949
6.60%, 04/01/40		1,100	1,186,018
6.60%, 04/01/50		1,100	1,153,347

			16,910,690

Food Products — 3.2%
Aramark Services, Inc.:
5.00%, 04/01/25(d)		20	18,932
4.75%, 06/01/26		140	131,922
5.00%, 02/01/28(d)		5,055	4,704,284
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(d)		2,384	2,169,440
Darling Ingredients, Inc., 5.25%, 04/15/27(d)		1,162	1,126,791
General Mills, Inc., 2.88%, 04/15/30		150	149,700
Graphic Packaging International LLC, 4.75%, 07/15/27(d)		574	561,372
JBS USA LUX SA/JBS USA Finance, Inc.(d):
5.88%, 07/15/24		1,291	1,307,138
5.75%, 06/15/25		4,960	5,009,600
6.75%, 02/15/28		1,116	1,189,076
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d):
6.50%, 04/15/29		4,665	5,004,145
5.50%, 01/15/30		2,178	2,248,785

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Kraft Heinz Foods Co.:
2.25%, 05/25/28	EUR	100	$94,399
5.00%, 07/15/35	USD	750	745,656
6.88%, 01/26/39		1,474	1,685,997
6.50%, 02/09/40		980	1,069,347
5.00%, 06/04/42		15	14,202
5.20%, 07/15/45		1,236	1,188,281
4.38%, 06/01/46		1,757	1,582,736
4.88%, 10/01/49(d)		5,163	4,694,532
Post Holdings, Inc.(d):
5.00%, 08/15/26		110	113,207
5.75%, 03/01/27		4	4,099
5.63%, 01/15/28		484	491,260
5.50%, 12/15/29		267	276,959
Simmons Foods, Inc., 7.75%, 01/15/24(d)		1,306	1,306,000

			36,887,860

Health Care Equipment & Supplies — 2.4%
Avantor, Inc.:
4.75%, 10/01/24	EUR	126	132,295
6.00%, 10/01/24(d)	USD	8,861	9,283,670
9.00%, 10/01/25(d)		6,700	7,053,090
Baxter International, Inc., 3.95%, 04/01/30(d)		210	225,161
Hologic, Inc.(d):
4.38%, 10/15/25		206	204,000
4.63%, 02/01/28		714	715,785
Immucor, Inc., 11.13%, 02/15/22(d)		1,380	1,242,000
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(d):
6.63%, 05/15/22		2,408	2,275,560
7.25%, 02/01/28		7,211	6,200,739
Teleflex, Inc.:
4.88%, 06/01/26		751	743,490
4.63%, 11/15/27		214	213,764

			28,289,554

Health Care Providers & Services — 7.5%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		782	745,346
AHP Health Partners, Inc., 9.75%, 07/15/26(d)		1,346	1,164,764
Centene Corp.(d):
5.25%, 04/01/25		1,404	1,411,020
5.38%, 06/01/26		2,016	2,076,702
5.38%, 08/15/26		2,015	2,055,300
4.25%, 12/15/27		3,303	3,236,940
4.63%, 12/15/29		8,135	8,175,675
3.38%, 02/15/30		1,208	1,123,440
CHS/Community Health Systems, Inc.(d):
8.63%, 01/15/24		3,585	3,539,076

Security		Par (000)	Value

Health Care Providers & Services (continued)
6.63%, 02/15/25	USD	1,475	$1,364,375
8.00%, 03/15/26		6,593	6,263,350
Encompass Health Corp., 5.75%, 11/01/24		682	685,205
HCA, Inc.:
5.38%, 02/01/25		2,604	2,662,590
5.88%, 02/15/26		142	149,455
5.38%, 09/01/26		2,391	2,462,730
5.63%, 09/01/28		3,046	3,188,248
5.88%, 02/01/29		3,063	3,239,122
3.50%, 09/01/30		7,842	7,114,353
LifePoint Health, Inc., 4.38%, 02/15/27(d)		420	395,640
MEDNAX, Inc., 5.25%, 12/01/23(d)		933	760,395
Molina Healthcare, Inc.:
5.38%, 11/15/22		712	694,200
4.88%, 06/15/25(d)		807	786,825
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(d)		4,502	3,917,010
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(d)(f)		2,403	1,862,598
Radiology Partners, Inc., 9.25%, 02/01/28(d)		830	718,572
Surgery Center Holdings, Inc.(d):
6.75%, 07/01/25		1,992	1,434,240
10.00%, 04/15/27		2,892	2,024,400
Tenet Healthcare Corp.:
8.13%, 04/01/22		3,919	3,732,847
4.63%, 07/15/24		4,076	3,892,580
4.63%, 09/01/24(d)		1,892	1,812,158
4.88%, 01/01/26(d)		7,712	7,345,680
6.25%, 02/01/27(d)		1,778	1,733,550
5.13%, 11/01/27(d)		2,492	2,373,630
Thermo Fisher Scientific, Inc., 4.50%, 03/25/30		720	809,379
Vizient, Inc., 6.25%, 05/15/27(d)		2,585	2,521,448

			87,472,843

Health Care Technology — 0.7%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(d)		3,374	3,104,080
IQVIA, Inc.:
3.25%, 03/15/25	EUR	1,200	1,290,413
3.25%, 03/15/25(d)		100	107,534
5.00%, 10/15/26(d)	USD	1,504	1,534,080

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology (continued)
5.00%, 05/15/27(d)	USD	1,811	$1,851,748

			7,887,855

Hotels, Restaurants & Leisure — 5.4%
1011778 BC ULC/New Red Finance, Inc.(d):
4.25%, 05/15/24		1,045	1,042,377
5.00%, 10/15/25		6,347	6,061,322
3.88%, 01/15/28		2,398	2,278,100
4.38%, 01/15/28		1,701	1,571,554
Boyne USA, Inc., 7.25%, 05/01/25(d)		1,014	968,370
Cedar Fair LP, 5.25%, 07/15/29(d)		1,079	911,755
Churchill Downs, Inc.(d):
5.50%, 04/01/27		4,092	3,857,406
4.75%, 01/15/28		1,528	1,329,360
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21(d)		200	68,500
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	174	173,435
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	812	730,800
6.00%, 09/15/26		717	647,093
Golden Nugget, Inc., 6.75%, 10/15/24(d)		7,206	4,538,987
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26		1,114	1,047,160
4.88%, 01/15/30		6,050	5,142,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 04/01/25		350	325,500
4.88%, 04/01/27		240	228,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d):
5.00%, 06/01/24		255	249,900
5.25%, 06/01/26		1,612	1,609,743
Las Vegas Sands Corp.:
2.90%, 06/25/25		238	215,764
3.50%, 08/18/26		259	236,902
3.90%, 08/08/29		167	143,928
LHMC Finco 2 Sarl, (7.25% Cash or 8.00% PIK), 7.25%, 10/02/25(f)	EUR	247	103,518
Lions Gate Capital Holdings LLC(d):
6.38%, 02/01/24	USD	147	129,360
5.88%, 11/01/24		1,016	868,680
McDonald’s Corp.:
3.50%, 07/01/27		800	840,416
3.60%, 07/01/30		820	860,943
4.20%, 04/01/50		345	385,898
MGM Resorts International:
7.75%, 03/15/22		3,677	3,642,142
6.00%, 03/15/23		1,243	1,199,495
5.75%, 06/15/25		322	288,190

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Motion Bondco DAC, 6.63%, 11/15/27(d)	USD	1,108	$775,600
Scientific Games International, Inc.:
5.00%, 10/15/25(d)		3,687	3,207,690
3.38%, 02/15/26	EUR	800	679,739
8.25%, 03/15/26(d)	USD	4,894	3,132,698
7.00%, 05/15/28(d)		1,054	648,210
7.25%, 11/15/29(d)		241	150,625
Sisal Group SpA, 7.00%, 07/31/23	EUR	69	61,837
Six Flags Entertainment Corp.(d):
4.88%, 07/31/24	USD	3,001	2,543,347
5.50%, 04/15/27		464	390,920
Station Casinos LLC, 4.50%, 02/15/28(d)		1,147	929,070
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32	GBP	500	694,528
William Hill PLC, 4.75%, 05/01/26		200	189,458
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	100	84,500
5.75%, 04/01/27		306	255,510
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(d)		527	458,490
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(d)		1,353	1,224,465
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(d)		1,402	1,275,820
Yum! Brands, Inc.:
3.88%, 11/01/23		721	670,530
7.75%, 04/01/25(d)		1,828	1,919,400
4.75%, 01/15/30(d)		1,888	1,774,720
5.35%, 11/01/43		30	25,500

			62,789,755

Household Durables — 2.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(d):
6.25%, 09/15/27		1,234	1,070,372
4.88%, 02/15/30		2,111	1,603,727
Installed Building Products, Inc., 5.75%, 02/01/28(d)		723	688,658
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(d)		2,650	2,709,625
Lennar Corp.:
6.63%, 05/01/20		1,160	1,158,550
8.38%, 01/15/21		2,810	2,852,150
4.88%, 12/15/23		968	948,640
5.25%, 06/01/26		302	307,285
4.75%, 11/29/27		2,510	2,503,725
Mattamy Group Corp.(d):
5.25%, 12/15/27		830	771,900
4.63%, 03/01/30		1,141	981,260

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
MDC Holdings, Inc., 6.00%, 01/15/43	USD	716	$676,978
Meritage Homes Corp., 5.13%, 06/06/27		286	268,840
PulteGroup, Inc.:
5.00%, 01/15/27		106	105,767
6.38%, 05/15/33		2,805	2,835,013
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28(d)		1,072	915,220
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(d)		1,482	1,376,437
Tempur Sealy International, Inc., 5.50%, 06/15/26		822	719,373
TRI Pointe Group, Inc., 4.88%, 07/01/21		292	271,224

			22,764,744

Household Products — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28(d)		406	320,740
Energizer Holdings, Inc.(d):
6.38%, 07/15/26		365	368,650
7.75%, 01/15/27		1,184	1,223,901

			1,913,291

Independent Power and Renewable Electricity Producers — 2.5%
Calpine Corp.:
5.50%, 02/01/24		420	399,000
5.75%, 01/15/25		4,264	3,944,200
5.25%, 06/01/26(d)		2,409	2,288,550
4.50%, 02/15/28(d)		2,536	2,458,018
5.13%, 03/15/28(d)		7,155	6,582,600
Clearway Energy Operating LLC:
5.75%, 10/15/25		500	495,000
4.75%, 03/15/28(d)		431	399,752
NRG Energy, Inc.:
3.75%, 06/15/24(d)		845	828,955
6.63%, 01/15/27		3,738	3,887,520
5.75%, 01/15/28		14	14,280
4.45%, 06/15/29(d)		2,821	2,854,097
5.25%, 06/15/29(d)		2,278	2,346,340
TerraForm Power Operating LLC(d):
4.25%, 01/31/23		1,191	1,182,067
4.75%, 01/15/30		1,556	1,509,320

			29,189,699

Industrial Conglomerates — 0.1%
BWX Technologies, Inc., 5.38%, 07/15/26(d)		783	751,680

Insurance — 2.3%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(d)		885	862,034
Aflac, Inc., 3.60%, 04/01/30		1,785	1,807,912
AIA Group Ltd., 3.38%, 04/07/30(d)(l)		770	773,362

Security		Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(d)	USD	5,668	$5,307,515
AmWINS Group, Inc., 7.75%, 07/01/26(d)		2,631	2,578,380
Ardonagh Midco 3 PLC, 8.63%, 07/15/23(d)		2,000	1,780,000
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	100	112,038
GTCR AP Finance, Inc., 8.00%, 05/15/27(d)	USD	1,775	1,633,000
HUB International Ltd., 7.00%, 05/01/26(d)		6,807	6,738,930
Nationstar Mortgage Holdings, Inc.(d):
8.13%, 07/15/23		4,460	4,360,988
9.13%, 07/15/26		696	629,880
NFP Corp., 8.00%, 07/15/25(d)		853	780,495

			27,364,534

Interactive Media & Services — 1.4%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(d)		1,113	1,123,240
Match Group, Inc.(d):
5.63%, 02/15/29		318	303,690
4.13%, 08/01/30		1,400	1,251,250
Netflix, Inc.:
4.88%, 04/15/28		496	510,880
5.88%, 11/15/28		4,519	4,828,551
3.88%, 11/15/29	EUR	196	211,151
5.38%, 11/15/29(d)	USD	2,387	2,476,871
3.63%, 06/15/30	EUR	393	422,603
4.88%, 06/15/30(d)	USD	1,646	1,670,937
Twitter, Inc., 3.88%, 12/15/27(d)		699	672,351
Uber Technologies, Inc.(d):
7.50%, 11/01/23		1,402	1,363,529
8.00%, 11/01/26		1,042	1,034,185
7.50%, 09/15/27		590	582,448

			16,451,686

IT Services — 2.0%
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	100	100,959
9.75%, 09/01/26(d)	USD	9,560	8,412,800
Camelot Finance SA, 4.50%, 11/01/26(d)		3,763	3,650,110
Fair Isaac Corp., 4.00%, 06/15/28(d)		915	866,962
Gartner, Inc., 5.13%, 04/01/25(d)		910	889,525
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(d)		3,738	3,438,960
Science Applications International Corp., 4.88%, 04/01/28(d)		1,431	1,373,760
WEX, Inc., 4.75%, 02/01/23(d)		3,891	3,735,360

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Xerox Corp., 4.80%, 03/01/35	USD	1,375	$1,113,750

			23,582,186

Leisure Products — 0.4%
Mattel, Inc.:
6.75%, 12/31/25(d)		3,291	3,346,618
5.88%, 12/15/27(d)		769	790,378
6.20%, 10/01/40		169	139,848
5.45%, 11/01/41		702	554,580

			4,831,424

Machinery — 1.4%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(d)		1,139	1,025,100
Colfax Corp.(d):
6.00%, 02/15/24		2,360	2,277,400
6.38%, 02/15/26		1,416	1,394,760
Deere & Co.:
3.10%, 04/15/30		520	550,397
3.75%, 04/15/50		375	428,075
EnPro Industries, Inc., 5.75%, 10/15/26		2,192	2,109,800
Manitowoc Co., Inc., 9.00%, 04/01/26(d)		395	349,575
Mueller Water Products, Inc., 5.50%, 06/15/26(d)		1,130	1,093,275
SPX FLOW, Inc.(d):
5.63%, 08/15/24		727	705,190
5.88%, 08/15/26		526	504,960
Terex Corp., 5.63%, 02/01/25(d)		1,109	1,042,571
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(d)		3,882	3,241,470
Wabash National Corp., 5.50%, 10/01/25(d)		2,154	1,712,430

			16,435,003

Media — 14.5%
Altice Financing SA:
2.25%, 01/15/25	EUR	170	166,137
7.50%, 05/15/26(d)	USD	4,229	4,097,478
3.00%, 01/15/28	EUR	196	190,055
5.00%, 01/15/28(d)	USD	2,220	1,964,700
Altice Finco SA, 7.63%, 02/15/25(d)		270	253,800
Altice France SA:
2.50%, 01/15/25	EUR	169	173,343
7.38%, 05/01/26(d)	USD	8,166	8,105,980
5.88%, 02/01/27	EUR	100	111,669
8.13%, 02/01/27(d)	USD	5,777	6,022,522
AMC Networks, Inc.:
5.00%, 04/01/24		140	134,400
4.75%, 08/01/25		1,216	1,182,560
Banijay Entertainment SASU, 3.50%, 03/01/25	EUR	152	150,755

Security		Par (000)	Value

Media (continued)
Block Communications, Inc., 4.88%, 03/01/28(d)	USD	791	$735,630
CCO Holdings LLC/CCO Holdings Capital Corp.(d):
4.00%, 03/01/23		1,809	1,802,216
5.13%, 05/01/27		9,335	9,359,271
5.88%, 05/01/27		142	146,260
5.00%, 02/01/28		262	262,655
5.38%, 06/01/29		3,633	3,733,271
4.75%, 03/01/30		1,417	1,409,915
4.50%, 08/15/30		5,827	5,710,460
4.50%, 05/01/32		6,993	6,819,574
Clear Channel Worldwide Holdings, Inc.(d):
9.25%, 02/15/24		3,518	3,016,685
5.13%, 08/15/27		10,165	9,618,631
Comcast Corp.:
3.40%, 04/01/30		1,185	1,284,421
3.75%, 04/01/40		640	722,494
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(d)		8,888	7,343,710
CSC Holdings LLC:
5.38%, 07/15/23(d)		5,009	5,008,950
5.25%, 06/01/24		3,213	3,221,000
7.75%, 07/15/25(d)		1,484	1,543,360
6.63%, 10/15/25(d)		892	937,769
10.88%, 10/15/25(d)		11,138	12,042,962
5.50%, 05/15/26(d)		1,819	1,881,483
5.38%, 02/01/28(d)		629	641,580
5.75%, 01/15/30(d)		3,700	3,731,302
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(d)		2,166	1,759,918
DISH DBS Corp.:
6.75%, 06/01/21		2,590	2,626,260
5.88%, 07/15/22		4,962	4,832,095
5.00%, 03/15/23		1,948	1,863,846
7.75%, 07/01/26		3,582	3,680,505
DISH Network Corp.(j):
2.38%, 03/15/24		300	242,359
3.38%, 08/15/26		2,495	2,025,569
Entercom Media Corp., 6.50%, 05/01/27(d)		2,322	2,014,335
Fox Corp., 3.05%, 04/07/25(l)		100	99,844
Front Range BidCo, Inc.(d):
4.00%, 03/01/27		398	380,587
6.13%, 03/01/28		5,072	4,818,400
Hughes Satellite Systems Corp., 5.25%, 08/01/26		755	747,450
iHeartCommunications, Inc., 4.75%, 01/15/28(d)		280	252,000
Intelsat Jackson Holdings SA, 5.50%, 08/01/23		4,899	3,208,845

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Lamar Media Corp., 4.00%, 02/15/30(d)	USD	784	$729,120
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(d)		2,315	2,280,275
Live Nation Entertainment, Inc.(d):
4.88%, 11/01/24		296	269,467
4.75%, 10/15/27		374	332,860
Meredith Corp., 6.88%, 02/01/26		382	335,129
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(d)		972	941,105
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(d)		1,450	1,399,250
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(d)		1,035	879,750
Sable International Finance Ltd., 5.75%, 09/07/27(d)		600	540,000
SES SA(5 year EUR Swap + 5.40%), 5.63%(g)(i)	EUR	100	102,361
Sirius XM Radio, Inc.(d):
4.63%, 05/15/23	USD	230	227,698
4.63%, 07/15/24		928	941,855
5.00%, 08/01/27		1,388	1,408,681
5.50%, 07/01/29		3,186	3,249,720
Summer BidCo BV, (9.00% Cash or 9.75% PIK)(9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(f)	EUR	147	139,305
TEGNA, Inc., 5.50%, 09/15/24(d)	USD	344	326,800
Tele Columbus AG, 3.88%, 05/02/25	EUR	200	182,530
Telenet Finance Luxembourg Notes Sarl:
3.50%, 03/01/28		100	103,673
5.50%, 03/01/28(d)	USD	2,000	1,860,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(d)		3,350	2,830,750
United Group BV:
4.88%, 07/01/24	EUR	199	198,078
(3 mo. Euribor + 3.25%), 3.25%, 02/15/26(e)		100	87,006
3.63%, 02/15/28		166	148,149
Univision Communications, Inc.(d):
5.13%, 05/15/23	USD	2,007	1,776,195
5.13%, 02/15/25		800	682,000
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	160	159,684
Videotron Ltd., 5.13%, 04/15/27(d)	USD	1,786	1,786,000
Virgin Media Finance PLC, 5.75%, 01/15/25(d)		4,988	4,838,360
Virgin Media Secured Finance PLC:
5.00%, 04/15/27	GBP	200	235,999
6.25%, 03/28/29		360	443,427
5.50%, 05/15/29(d)	USD	3,243	3,231,325
Ziggo Bond Co. BV(d):
6.00%, 01/15/27		291	282,270
5.13%, 02/28/30		1,395	1,367,100

Security		Par (000)	Value

Media (continued)
Ziggo BV:
4.25%, 01/15/27	EUR	231	$252,805
5.50%, 01/15/27(d)	USD	2,018	2,018,000
2.88%, 01/15/30	EUR	106	106,386
4.88%, 01/15/30(d)	USD	1,250	1,217,419

			169,989,543

Metals & Mining — 3.9%
Allegheny Technologies, Inc., 5.88%, 12/01/27		890	740,925
Anglo American Capital PLC(d):
5.38%, 04/01/25		2,195	2,218,060
5.63%, 04/01/30		3,225	3,270,549
Arconic Corp., 6.13%, 02/15/28(d)		1,359	1,389,578
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(d)		1,695	1,542,450
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(d)		524	466,360
Constellium SE(d):
5.75%, 05/15/24		1,060	946,156
6.63%, 03/01/25		941	846,900
5.88%, 02/15/26		4,611	4,011,570
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		441	426,116
3.88%, 03/15/23		6,500	6,142,500
4.25%, 03/01/30		2,388	2,077,560
5.45%, 03/15/43		9,709	8,689,555
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(d)		1,645	1,534,456
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(d)		335	311,550
Kaiser Aluminum Corp., 4.63%, 03/01/28(d)		779	691,363
New Gold, Inc.(d):
6.25%, 11/15/22		2,285	2,219,306
6.38%, 05/15/25		716	665,433
Novelis Corp.(d):
5.88%, 09/30/26		2,012	1,974,506
4.75%, 01/30/30		4,826	4,295,140
ThyssenKrupp AG:
1.88%, 03/06/23	EUR	127	122,560
2.88%, 02/22/24		737	715,296
2.50%, 02/25/25		1	951

			45,298,840

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Multi-Utilities — 0.1%
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(d)	USD	1,516	$1,478,100

Multiline Retail — 0.0%
Dufry One BV, 2.00%, 02/15/27	EUR	194	166,722

Offshore Drilling & Other Services — 0.1%
Entegris, Inc., 4.63%, 02/10/26(d)	USD	1,250	1,187,500

Oil, Gas & Consumable Fuels — 6.7%
Apache Corp., 3.25%, 04/15/22		48	36,038
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(d)		3,072	1,797,120
Baytex Energy Corp., 8.75%, 04/01/27(d)		1,746	666,099
Buckeye Partners LP:
4.13%, 03/01/25(d)		241	203,163
3.95%, 12/01/26		302	247,549
4.50%, 03/01/28(d)		1,312	1,075,840
5.85%, 11/15/43		648	433,966
5.60%, 10/15/44		988	622,440
Callon Petroleum Co.:
6.25%, 04/15/23		2,464	585,200
6.13%, 10/01/24		2,185	387,837
8.25%, 07/15/25		739	118,240
Series WI, 6.38%, 07/01/26		796	133,330
Centennial Resource Production LLC, 6.88%, 04/01/27(d)		1,284	314,580
Cheniere Energy Partners LP:
5.63%, 10/01/26		1,400	1,288,000
4.50%, 10/01/29(d)		2,154	1,873,980
Series WI, 5.25%, 10/01/25		329	302,680
Chesapeake Energy Corp., 11.50%, 01/01/25(d)		3,134	532,780
Cimarex Energy Co., 4.38%, 06/01/24		110	86,686
CNX Resources Corp., 5.88%, 04/15/22		2,480	2,269,200
Comstock Resources, Inc.:
7.50%, 05/15/25(d)		1,710	1,111,500
9.75%, 08/15/26		838	596,907
Continental Resources, Inc., 5.00%, 09/15/22		121	77,191
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.25%, 04/01/23		385	215,677
5.63%, 05/01/27(d)		1,695	931,758
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(d)		5,561	2,891,720

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc.(d):
5.25%, 02/15/25	USD	1,360	$1,057,400
5.75%, 02/15/28		460	343,850
DCP Midstream Operating LP:
5.38%, 07/15/25		1,417	967,528
5.13%, 05/15/29		39	24,568
6.45%, 11/03/36(d)		1,282	614,975
6.75%, 09/15/37(d)		2,344	1,265,760
Denbury Resources, Inc., 9.00%, 05/15/21(d)		1,309	382,882
Diamondback Energy, Inc., 3.50%, 12/01/29		203	138,024
eG Global Finance PLC:
4.38%, 02/07/25	EUR	133	111,334
6.75%, 02/07/25(d)	USD	1,374	1,126,680
6.25%, 10/30/25	EUR	463	405,958
8.50%, 10/30/25(d)	USD	1,386	1,233,540
Endeavor Energy Resources LP/EER Finance, Inc.(d):
5.50%, 01/30/26		2,899	2,000,919
5.75%, 01/30/28		2,356	1,602,080
EnLink Midstream LLC, 5.38%, 06/01/29		474	246,480
EnLink Midstream Partners LP:
4.40%, 04/01/24		1,638	826,699
4.15%, 06/01/25		108	52,348
4.85%, 07/15/26		297	146,035
5.60%, 04/01/44		1,228	414,450
5.05%, 04/01/45		207	75,493
EnQuest PLC, (7.00% PIK), 7.00%, 04/15/22(d)(f)		47	11,280
EQT Corp.:
3.90%, 10/01/27		510	351,747
7.00%, 02/01/30		65	48,426
Extraction Oil & Gas, Inc.(d):
7.38%, 05/15/24		2,593	460,257
5.63%, 02/01/26		2,937	484,605
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 05/15/23		699	507,020
5.63%, 06/15/24		201	140,700
6.50%, 10/01/25		716	517,525
7.75%, 02/01/28		268	186,582
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(d)		1,813	1,160,320
Hess Midstream Operations LP, 5.63%, 02/15/26(d)		1,075	759,020
Hess Midstream Partners LP, 5.13%, 06/15/28(d)		862	605,814
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28(d)		1,252	1,048,550
Indigo Natural Resources LLC, 6.88%, 02/15/26(d)		2,332	1,539,120

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Ithaca Energy North Sea PLC, 9.38%, 07/15/24(d)	USD	200	$94,000
Matador Resources Co., 5.88%, 09/15/26		2,168	635,224
MEG Energy Corp.(d):
7.00%, 03/31/24		203	93,634
6.50%, 01/15/25		2,555	1,616,037
7.13%, 02/01/27		2,057	1,016,405
MPLX LP, 6.38%, 05/01/24(d)		540	484,415
Murphy Oil Corp.:
5.75%, 08/15/25		223	119,327
5.88%, 12/01/42		141	57,796
Nabors Industries Ltd.(d):
7.25%, 01/15/26		1,029	349,860
7.50%, 01/15/28		934	298,880
Nabors Industries, Inc., 4.63%, 09/15/21		116	73,080
NGPL PipeCo LLC, 7.77%, 12/15/37(d)		1,640	1,632,642
NuStar Logistics LP, 6.00%, 06/01/26		908	671,920
Occidental Petroleum Corp.:
4.85%, 03/15/21		633	531,398
2.60%, 08/13/21		1,019	801,234
2.70%, 08/15/22		812	578,993
Series 1, 4.10%, 02/01/21		751	638,339
Pacific Drilling SA, 8.38%, 10/01/23(d)		1,928	520,560
Parkland Fuel Corp., 5.88%, 07/15/27(d)		1,223	1,146,440
Parsley Energy LLC/Parsley Finance Corp.(d):
5.38%, 01/15/25		1,806	1,395,099
5.25%, 08/15/25		408	310,080
5.63%, 10/15/27		937	660,585
4.13%, 02/15/28		1,738	1,181,840
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 06/15/25		1,036	694,431
6.00%, 02/15/28(d)		624	411,840
PDC Energy, Inc.:
6.25%, 12/01/25		298	145,975
1.13%, 09/15/21(j)		1,043	850,725
6.13%, 09/15/24		913	487,314
5.75%, 05/15/26		957	535,920
QEP Resources, Inc.:
6.88%, 03/01/21		482	245,820
5.38%, 10/01/22		2,639	1,240,330
5.25%, 05/01/23		746	276,020
5.63%, 03/01/26		891	325,215
Range Resources Corp.:
5.88%, 07/01/22		230	165,600
5.00%, 08/15/22		990	742,203
5.00%, 03/15/23		861	628,530
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22		118	114,472

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co.:
1.50%, 07/01/21(j)	USD	3,410	$1,231,431
6.13%, 11/15/22		1,268	536,526
5.00%, 01/15/24		754	248,820
5.63%, 06/01/25		304	82,843
6.75%, 09/15/26		255	76,500
6.63%, 01/15/27		141	41,040
Southwestern Energy Co., 4.10%, 03/15/22		1,318	988,500
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27		761	654,460
Series WI, 4.88%, 01/15/23		1,170	1,117,350
Series WI, 5.50%, 02/15/26		27	23,363
Series WI, 5.88%, 03/15/28		808	670,640
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d):
5.50%, 09/15/24		1,597	878,350
6.00%, 03/01/27		610	323,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25%, 11/15/23		637	548,266
5.13%, 02/01/25		245	208,838
5.88%, 04/15/26		1,082	898,060
5.38%, 02/01/27		188	154,724
6.50%, 07/15/27		896	763,840
5.00%, 01/15/28		1,547	1,246,983
6.88%, 01/15/29		1,362	1,096,410
5.50%, 03/01/30(d)		1,677	1,295,315
Transocean, Inc., 8.00%, 02/01/27(d)		1,857	882,075
Viper Energy Partners LP, 5.38%, 11/01/27(d)		753	632,520
WPX Energy, Inc.:
8.25%, 08/01/23		1,006	739,410
5.75%, 06/01/26		326	185,820
5.25%, 10/15/27		536	294,800
4.50%, 01/15/30		2,698	1,465,014

			78,714,831

Paper & Forest Products — 0.1%
Norbord, Inc., 6.25%, 04/15/23(d)		1,566	1,511,190
WEPA Hygieneprodukte GMB(3 mo. Euribor + 2.88%), 2.88%, 12/15/26(e)	EUR	100	96,779

			1,607,969

Personal Products — 0.1%
Coty, Inc.:
4.00%, 04/15/23		100	92,092
4.75%, 04/15/26		100	90,327
6.50%, 04/15/26(d)	USD	100	88,500

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Personal Products (continued)
Procter & Gamble Co., 3.60%, 03/25/50	USD	780	$958,471

			1,229,390

Pharmaceuticals — 4.0%
Bausch Health Americas, Inc.(d):
8.50%, 01/31/27		4,211	4,400,495
9.25%, 04/01/26		306	323,381
Bausch Health Cos., Inc.:
5.50%, 03/01/23(d)		1,233	1,208,340
4.50%, 05/15/23	EUR	2,565	2,707,066
5.88%, 05/15/23(d)	USD	128	127,360
7.00%, 03/15/24(d)		1,573	1,602,478
6.13%, 04/15/25(d)		3,258	3,209,130
5.50%, 11/01/25(d)		779	787,024
9.00%, 12/15/25(d)		1,393	1,468,501
5.75%, 08/15/27(d)		1,292	1,330,243
7.00%, 01/15/28(d)		1,532	1,572,445
5.00%, 01/30/28(d)		1,385	1,311,180
7.25%, 05/30/29(d)		2,892	3,001,318
5.25%, 01/30/30(d)		1,265	1,196,133
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27(d)		1,770	1,716,900
2.38%, 03/01/28	EUR	432	433,572
Charles River Laboratories International, Inc.(d):
5.50%, 04/01/26	USD	135	139,050
4.25%, 05/01/28		1,573	1,516,215
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27	EUR	166	167,519
Elanco Animal Health, Inc., 5.65%, 08/28/28	USD	1,026	1,081,765
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/23(d)		1,193	864,185
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(d)		7,320	7,448,100
MEDNAX, Inc., 6.25%, 01/15/27(d)		2,527	2,027,917
Nidda BondCo GmbH:
7.25%, 09/30/25	EUR	337	327,520
5.00%, 09/30/25		100	94,914
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		444	451,737
Par Pharmaceutical, Inc., 7.50%, 04/01/27(d)	USD	5,499	5,471,505
Pfizer, Inc., 2.63%, 04/01/30		690	725,510
Rossini Sarl, 6.75%, 10/30/25	EUR	401	442,226
Teva Pharmaceutical Finance Netherlands II BV:
1.88%, 03/31/27		100	88,714

Security		Par (000)	Value

Pharmaceuticals (continued)
1.63%, 10/15/28	EUR	100	$85,096

			47,327,539

Producer Durables: Miscellaneous — 0.4%
Open Text Corp., 3.88%, 02/15/28(d)	USD	2,540	2,387,600
Open Text Holdings, Inc., 4.13%, 02/15/30(d)		2,525	2,374,131

			4,761,731

Professional Services — 0.4%
ASGN, Inc., 4.63%, 05/15/28(d)		1,587	1,474,164
Dun & Bradstreet Corp., 10.25%, 02/15/27(d)		2,898	3,071,880

			4,546,044

Real Estate Management & Development — 0.3%
ADLER Real Estate AG:
1.50%, 04/17/22	EUR	100	103,011
3.00%, 04/27/26		200	191,224
Consus Real Estate AG, 9.63%, 05/15/24		100	89,335
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(d)	USD	585	529,460
Heimstaden Bostad AB(5 year EUR Swap + 3.67%), 3.25%(g)(i)	EUR	100	89,059
Howard Hughes Corp., 5.38%, 03/15/25(d)	USD	1,428	1,381,590
Newmark Group, Inc., 6.13%, 11/15/23		642	653,061
Peach Property Finance GmbH, 3.50%, 02/15/23	EUR	179	187,933
Summit Properties Ltd., 2.00%, 01/31/25		145	134,231

			3,358,904

Restaurants — 0.0%
IRB Holding Corp., 6.75%, 02/15/26(d)	USD	649	511,357

Road & Rail — 0.4%
Autostrade per l’Italia SpA:
6.25%, 06/09/22	GBP	100	117,880
5.88%, 06/09/24	EUR	300	334,179
Herc Holdings, Inc., 5.50%, 07/15/27(d)	USD	2,894	2,691,420
Kapla Holding SAS:
(3 mo. Euribor + 3.25%), 3.25%, 12/15/26(e)	EUR	100	71,688
3.38%, 12/15/26		200	143,377
Loxam SAS:
4.25%, 04/15/24		100	93,746
3.25%, 01/14/25		268	234,984
3.75%, 07/15/26		115	101,277
United Rentals North America, Inc.:
5.25%, 01/15/30	USD	496	495,851

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Road & Rail (continued)
4.00%, 07/15/30	USD	507	$453,765

			4,738,167

Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		422	447,320
Infineon Technologies AG, (5 year EUR Swap + 3.39%), 2.88%(g)(i)	EUR	200	206,372
NVIDIA Corp.:
2.85%, 04/01/30	USD	155	161,761
3.50%, 04/01/40		380	403,164
3.50%, 04/01/50		420	456,679
3.70%, 04/01/60		265	296,212
Qorvo, Inc.:
5.50%, 07/15/26		1,785	1,865,771
4.38%, 10/15/29(d)		484	450,120
Sensata Tech, Inc., 4.38%, 02/15/30(d)		994	894,600
Sensata Technologies BV(d):
5.63%, 11/01/24		1,400	1,365,000
5.00%, 10/01/25		3,278	3,105,905

			9,652,904

Software — 6.9%
ACI Worldwide, Inc., 5.75%, 08/15/26(d)		4,105	4,063,950
Castle US Holding Corp., 9.50%, 02/15/28(d)		2,008	1,907,600
CDK Global, Inc.:
4.88%, 06/01/27		3,962	4,061,050
5.25%, 05/15/29(d)		614	626,280
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(d)		5,286	5,406,468
MSCI, Inc.(d):
4.75%, 08/01/26		181	178,285
4.00%, 11/15/29		455	451,988
3.63%, 09/01/30		682	647,047
Nuance Communications, Inc., 5.63%, 12/15/26		1,127	1,096,774
Oracle Corp.:
2.95%, 04/01/30		9,424	9,488,886
3.60%, 04/01/40		5,125	5,125,495
3.60%, 04/01/50		10,250	10,250,259
3.85%, 04/01/60		10,250	10,316,323
PTC, Inc.:
6.00%, 05/15/24		1,996	2,053,924
3.63%, 02/15/25(d)		957	894,795
4.00%, 02/15/28(d)		1,163	1,116,829
Rackspace Hosting, Inc., 8.63%, 11/15/24(d)		1,374	1,233,165

Security		Par (000)	Value

Software (continued)
RP Crown Parent LLC, 7.38%, 10/15/24(d)	USD	4,370	$4,163,736
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(d)		11,061	10,839,780
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(d)		625	625,000
SS&C Technologies, Inc., 5.50%, 09/30/27(d)		5,157	5,374,677
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(d)		707	622,160

			80,544,471

Specialty Retail — 1.4%
Asbury Automotive Group, Inc.(d):
4.50%, 03/01/28		542	460,700
4.75%, 03/01/30		526	447,100
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(d)		1,907	1,849,790
Group 1 Automotive, Inc., 5.25%, 12/15/23(d)		264	270,930
Home Depot, Inc.:
2.70%, 04/15/30		350	355,885
3.30%, 04/15/40		680	696,568
3.35%, 04/15/50		220	229,857
IAA, Inc., 5.50%, 06/15/27(d)		1,538	1,488,015
L Brands, Inc.:
6.88%, 11/01/35		2,579	1,908,460
6.75%, 07/01/36		384	276,480
Penske Automotive Group, Inc., 5.50%, 05/15/26		299	272,748
PetSmart, Inc.(d):
7.13%, 03/15/23		1,538	1,432,262
5.88%, 06/01/25		1,382	1,361,270
Staples, Inc., 7.50%, 04/15/26(d)		5,327	4,707,736

			15,757,801

Technology Hardware, Storage & Peripherals — 1.1%
Dell International LLC/EMC Corp., 7.13%, 06/15/24(d)		4,225	4,362,312
NCR Corp.(d):
5.75%, 09/01/27		761	692,510
6.13%, 09/01/29		1,442	1,346,684
Presidio Holdings, Inc.(d):
4.88%, 02/01/27		2,153	1,926,935
8.25%, 02/01/28		1,234	1,087,463
Western Digital Corp., 4.75%, 02/15/26		3,206	3,254,090

			12,669,994

Textiles, Apparel & Luxury Goods — 0.6%
Levi Strauss & Co., 3.38%, 03/15/27	EUR	100	101,996
NIKE, Inc.:
2.85%, 03/27/30	USD	2,810	2,969,007
3.25%, 03/27/40		2,230	2,337,134
3.38%, 03/27/50		1,155	1,259,992

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
William Carter Co., 5.63%, 03/15/27(d)	USD	543	$525,353

			7,193,482

Thrifts & Mortgage Finance — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22(d)		264	236,280
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(d)		2,424	2,060,400

			2,296,680

Transportation Infrastructure — 0.1%
Atlantia SpA, 1.63%, 02/03/25	EUR	100	90,019
CMA CGM SA, 6.50%, 07/15/22		200	149,755
Ferrovial Netherlands BV (5 year EUR Swap + 2.13%), 2.12%(g)(i)		400	358,905
Heathrow Finance PLC, 4.13%, 09/01/29	GBP	215	228,463

			827,142

Utilities — 0.0%
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	100	95,673
4.13%, 08/01/25		227	219,425
Vistra Operations Co. LLC, 3.55%, 07/15/24(d)	USD	30	28,195

			343,293

Wireless Telecommunication Services — 5.6%
Altice France SA, 5.50%, 01/15/28(d)		2,881	2,697,480
Crown Castle International Corp.:
3.30%, 07/01/30		855	847,980
4.15%, 07/01/50		705	697,245
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	200	193,272
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(d)	USD	619	563,290
SBA Communications Corp.:
4.00%, 10/01/22		2,644	2,643,207
3.88%, 02/15/27(d)		4,462	4,473,155
Sprint Capital Corp.:
6.88%, 11/15/28		4,227	4,828,079
8.75%, 03/15/32		5,408	7,152,080
Sprint Corp.:
7.88%, 09/15/23		4,484	4,921,549
7.13%, 06/15/24		2,623	2,879,136
7.63%, 02/15/25		1,642	1,814,410
7.63%, 03/01/26		1,050	1,188,390
T-Mobile USA, Inc.:
4.00%, 04/15/22		591	592,478
6.50%, 01/15/24		2,638	2,677,570
6.38%, 03/01/25		994	1,015,152
6.50%, 01/15/26		1,494	1,568,700
4.50%, 02/01/26		1,408	1,439,680

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
4.75%, 02/01/28	USD	2,710	$2,823,278
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/25(d)		2,597	2,387,630
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, 04/15/23(d)		698	635,180
VICI Properties LP/VICI Note Co., Inc.(d):
3.50%, 02/15/25		2,376	2,215,620
4.25%, 12/01/26		6,706	6,152,755
3.75%, 02/15/27		2,568	2,420,340
4.13%, 08/15/30		6,460	6,048,175
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(d)(f)		514	477,628

			65,353,459

Total Corporate Bonds — 123.1% (Cost — $1,570,751,199)			1,440,385,029

Floating Rate Loan Interests(e) — 12.8%

Aerospace & Defense — 0.0%
WP CPP Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.36%, 04/30/25		326	244,406

Auto Components — 0.1%
Dealer Tire, LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 5.24%, 12/12/25		496	401,564
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 4.44%, 04/30/26(b)		1,462	1,330,208

			1,731,772

Capital Markets — 0.0%
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 06/03/26		655	541,118

Chemicals — 0.5%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.45%, 01/31/24(b)		2,692	2,450,124
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.70%, 08/27/26(b)		2,374	1,994,219
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 05/16/24		471	407,259

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Invictus US LLC, 2nd Lien Term Loan, (6 mo. LIBOR + 6.75%), 8.53%, 03/30/26(b)	USD	327	$229,075
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 05/15/24		464	373,228

			5,453,905

Commercial Services & Supplies — 0.9%
Advanced Disposal Services, Inc., Term Loan B3, 11/10/23(m)		251	247,349
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 7.49%, 08/04/25		2,968	2,704,590
Diamond (BC) BV, Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 09/06/24		1,237	915,020
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 3.99%, 05/30/25		859	828,668
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 5.49%, 08/27/25(b)		5,759	5,413,717

			10,109,344

Construction & Engineering — 0.8%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.70%, 06/21/24		9,544	7,586,219
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 05/23/25		1,793	1,510,791

			9,097,010

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, 04/03/24(m)		1,585	1,284,609

Diversified Consumer Services — 0.5%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 02/01/27		369	339,480
Ascend Learning LLC, 2017 Term Loan B, 07/12/24(m)		354	313,408
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 01/15/27		752	578,017
Gol LuxCo SA, 1st Lien Term Loan, (6 mo. LIBOR + 6.50%), 6.50%, 08/31/20(b)		3,885	3,496,500

Security		Par (000)	Value

Diversified Consumer Services (continued)
Uber Technologies, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.00%), 5.00%, 04/04/25	USD	866	$800,043

			5,527,448

Diversified Financial Services — 0.1%
Advisor Group, Inc., 2019 Term Loan, (1 mo. LIBOR + 5.00%), 5.99%, 08/01/26		764	549,555
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 03/05/27(b)(m)		490	411,905
VS Buyer LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 4.86%, 02/28/27(b)		490	467,950

			1,429,410

Diversified Telecommunication Services — 1.2%
CenturyLink, Inc., 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 03/15/27		3,211	2,980,328
Frontier Communications Corp., 2017 Term Loan B1, 06/15/24(m)		3,640	3,443,997
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 03/09/27(b)		8,227	7,733,380

			14,157,705

Energy Equipment & Services — 0.4%
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.35%, 11/08/22(b)		4,819	4,529,860

Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/23		487	432,185

Health Care Equipment & Supplies — 0.5%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.45%, 06/15/21		4,503	3,850,259
Ortho-Clinical Diagnostics SA:
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.77%, 06/30/25		785	664,208
EUR Term Loan B, (3 mo. LIBOR + 3.50%), 3.50%, 06/30/25	EUR	1,000	887,834

			5,402,301

Health Care Providers & Services — 1.0%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/25	USD	943	828,583

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.87%, 01/08/27(b)	USD	1,149	$1,080,060
Emerald TopCo., Inc., Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 07/25/26(b)		995	905,829
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.74%, 10/10/25		5,594	2,825,105
EyeCare Partners, LLC, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 9.14%, 02/04/28(b)		3,500	2,975,000
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 4.25%, 07/02/25(b)		1,301	1,216,092
Quorum Health Corporation, Term Loan B, (3 mo. LIBOR + 6.75%, 1.00% Floor), 8.53%, 04/29/22		1,271	1,030,815
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 11/14/25(m)		428	395,196

			11,256,680

Health Care Technology — 0.3%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 5.28%, 02/11/26(b)		3,722	3,461,658

Hotels, Restaurants & Leisure — 0.1%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, 07/10/25(m)		895	851,009

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.99%, 08/12/26(b)		94	88,734

Industrial Conglomerates — 0.4%
PSAV Holdings LLC, 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.01%, 09/01/25(b)		1,279	767,499
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.74%, 11/28/21		1,835	1,463,155
Vertiv Group Corp., Term Loan B, 03/02/27(b)(m)		2,275	1,956,500

			4,187,154

Insurance — 0.4%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.99%, 05/09/25		321	291,077

Security		Par (000)	Value

Insurance (continued)
Hub International Ltd., 2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.69%, 04/25/25	USD	999	$936,453
Sedgwick Claims Management Services, Inc., :
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 09/03/26		1,273	1,141,265
Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 12/31/25		2,127	1,870,152

			4,238,947

Interactive Media & Services — 0.1%
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		915	800,782

IT Services — 0.2%
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 10/31/26(b)		926	870,139
Flexential Intermediate Corp., :
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 4.95%, 08/01/24		874	611,687
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.71%, 08/01/25		420	158,899
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 01/29/27(b)		1,093	928,884

			2,569,609

Life Sciences Tools & Services — 0.2%
Sotera Health Holdings LLC, 2019 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26		3,055	2,645,435

Machinery — 0.4%
Ingersoll-Rand Global Holding Co. Ltd., 2020 USD Spinco Term Loan, 02/28/27(m)		583	545,105
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.99%, 09/21/26		1,215	1,002,338
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.45%, 03/28/25		3,886	3,166,778

			4,714,221

Media — 1.6%
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.70%, 08/14/26		1,013	959,891
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 08/21/26(b)		4,278	3,593,306

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 4.50%), 5.49%, 12/12/26	USD	2,415	$1,889,554
Intelsat Jackson Holdings SA :
2017 Term Loan B3, (6 mo. LIBOR + 3.75%, 1.00% Floor), 5.68%, 11/27/23		559	509,024
2017 Term Loan B4, (6 mo. LIBOR + 4.50%, 1.00% Floor), 6.43%, 01/02/24		1,820	1,663,175
2017 Term Loan B5, (6 mo. LIBOR + 6.63%), 6.63%, 01/02/24		10,040	9,261,655
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.86%, 12/01/23		480	313,856
Terrier Media Buyer, Inc., Term Loan B, (3 mo. LIBOR + 4.25%), 5.70%, 12/17/26(b)		859	757,841

			18,948,302

Oil & Gas Equipment & Services — 0.2%
McDermott Technology Americas, Inc., :
2020 DIP New Money Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.81%, 10/23/20		920	831,144
2020 SP DIP Roll Up Term Loan, (3 mo. LIBOR + 9.00%), 10.65%, 10/22/20		1,766	1,595,144

			2,426,288

Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp., Second Out Term Loan, (3 mo. LIBOR + 10.37%, 1.00% Floor), 11.99%, 12/31/21		2,433	114,683
Chesapeake Energy Corp., 2019 Last Out Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 06/24/24		8,813	3,393,005
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.49%, 09/27/24		909	590,690

			4,098,378

Pharmaceuticals — 0.3%
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 5.25%, 04/29/24		1,141	1,018,030
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 08/18/22		413	392,851

Security		Par (000)	Value

Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.61%, 06/02/25	USD	1,729	$1,635,775

			3,046,656

Professional Services — 0.1%
Dun & Bradstreet Corp., Term Loan, 02/06/26(m)		1,817	1,628,128

Software — 1.6%
BMC Software Finance, Inc., 2017 Term Loan, 10/02/25(m)		736	607,384
Castle US Holding Corp., USD Term Loan B, (1 mo. LIBOR + 3.75%), 5.20%, 01/31/27		1,193	946,204
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, 04/29/24(m)		989	897,572
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 4.87%, 05/27/24		1,729	1,338,117
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 10/01/25		1,203	1,150,322
Infor (US), Inc., Term Loan B6, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/01/22		229	219,796
Informatica LLC :
2020 USD 2nd Lien Term Loan, (3 mo. LIBOR + 7.13%), 7.13%, 02/25/25(b)		2,634	2,317,920
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 02/25/27		1,280	1,102,938
Kronos, Inc. :
2017 Term Loan B, 11/01/23(m)		350	317,796
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.01%, 11/01/24		3,635	3,329,202
Mitchell International, Inc., :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 11/29/24		892	736,995
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.24%, 12/01/25		613	460,000
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 05/30/25		46	37,693

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.74%, 08/01/25	USD	720	$615,252
Solera LLC, Term Loan B, 03/03/23(m)		512	477,130
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.74%, 04/16/25		299	278,888
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 2.74%, 04/16/25		497	463,323
Tempo Acquisition LLC, Term Loan, 05/01/24(m)		197	175,324
Tibco Software Inc.,(b):
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.24%, 03/04/28		1,218	1,132,740
2020 Term Loan B, 06/30/26(m)		1,584	1,488,607
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 05/03/26		571	530,299

			18,623,502

Specialty Retail — 0.1%
PetSmart, Inc., Term Loan B2, 03/11/22(m)		1,863	1,781,279

Wireless Telecommunication Services — 0.4%
Ligado Networks LLC, :
2015 2nd Lien Term Loan, 0.00%, 12/07/20		9,212	1,381,847
PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20(b)(f)		3,662	2,197,266
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.45%, 09/09/21(b)		1,155	1,108,542

			4,687,655

Total Floating Rate Loan Interests — 12.8% (Cost — $186,498,640)			149,995,490

Security		Beneficial Interest (000)	Value

Other Interests(n) — 0.0%

Auto Components — 0.0%
Lear Corp. Escrow(b)	USD	1,250	$12

Total Other Interests — 0.0% (Cost — $—)			12

		Par (000)

Preferred Securities — 5.9%

Capital Trusts — 5.7%

Banks — 0.8%
AIB Group PLC, 5.25%(g)(i)	EUR	400	344,264
Allied Irish Banks PLC, 7.38%(g)(i)		210	224,765
Banco Bilbao Vizcaya Argentaria SA, 8.88%(g)(i)		200	214,495
Banco de Sabadell SA, 6.50%(g)(i)		200	160,185
Banco Santander SA(g)(i):
4.38%		200	164,394
6.75%		200	197,943
Bankia SA, 6.38%(g)(i)		400	344,032
CaixaBank SA(g)(i):
5.25%		200	163,781
6.75%		400	358,442
CIT Group, Inc., Series A, 5.80%(g)(i)	USD	1,647	1,432,890
Erste Group Bank AG, 6.50%(g)(i)	EUR	200	207,069
ING Groep NV, 6.75%(g)(i)	USD	200	171,500
Intesa Sanpaolo SpA, 7.75%(g)(i)	EUR	200	202,849
National Westminster Bank PLC, Series C, 1.83%(i)(k)	USD	200	153,000
Wells Fargo & Co., Series U, 5.88%(g)(i)		5,131	5,207,965

			9,547,574

Building Materials — 0.0%
Holcim Finance Luxembourg SA, 3.00%(g)(i)	EUR	100	95,036

Capital Markets — 0.3%
Morgan Stanley,(g)(i):
Series H, 4.83%	USD	3,309	2,787,833
Series J, 5.55%		440	382,800
UBS Group AG, 5.75%(g)(i)	EUR	250	267,453

			3,438,086

Diversified Financial Services — 4.2%
Bank of America Corp.,(g)(i):
Series AA, 6.10%	USD	8,608	8,694,080
Series DD, 6.30%		432	453,600
Series X, 6.25%		3,534	3,587,010
Series Z, 6.50%		1,634	1,723,870
BNP Paribas SA, 4.50%(d)(g)(i)		1,480	1,139,600
Credit Suisse Group AG(d)(g)(i):
5.10%		860	664,350

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
6.25%	USD	200	$184,250
6.38%		3,145	2,760,367
7.50%		750	691,200
HBOS Capital Funding LP, 6.85%(i)		800	753,200
HSBC Holdings PLC, 6.00%(g)(i)		2,298	2,177,355
JPMorgan Chase & Co.,(g)(i):
Series 1, 5.24%		1,046	933,827
Series FF, 5.00%		7,650	7,185,186
Series HH, 4.60%		3,186	2,788,387
Series Q, 5.15%		850	807,500
Series S, 6.75%		5,589	5,840,505
Series U, 6.13%		4,228	4,016,600
Series V, 4.75%		3,075	2,669,100
Series X, 6.10%		640	652,160
Royal Bank of Scotland Group PLC, 8.63%(g)(i)		607	591,825
UniCredit SpA(g)(i):
6.75%	EUR	200	189,823
7.50%		200	199,902
9.25%		225	232,739

			48,936,436

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 2.00%(g)(i)		300	307,361
Telefonica Europe BV(g)(i):
2.63%		300	309,238
3.75%		100	107,197
3.88%		200	206,769
4.38%		600	643,335
5.88%		200	225,606

			1,799,506

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		320	329,595

Insurance — 0.0%
Achmea BV, 4.63%(g)(i)		200	181,356
Assicurazioni Generali SpA, 4.60%(g)(i)		100	108,084

			289,440

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(d)(i)	USD	400	400,000

Oil, Gas & Consumable Fuels — 0.0%
Naturgy Finance BV(g)(i):
3.38%	EUR	100	105,909

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
4.13%	EUR	100	$108,378

			214,287

Real Estate Management & Development — 0.0%
Citycon OYJ, 4.50%(g)(i)		100	81,173
TLG Finance Sarl, 3.38%(g)(i)		200	205,771

			286,944

Utilities — 0.1%
Electricite de France SA(g)(i):
3.00%		200	205,137
4.00%		200	214,287
6.00%	GBP	100	119,713

			539,137

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC:
4.20%, 10/03/78(g)	EUR	200	211,757
3.10%, 01/03/79		500	530,081

			741,838

Total Capital Trusts — 5.7%			66,617,879

		Shares

Preferred Stocks — 0.2%

Auto Components — 0.2%
UCI International, Inc., 0.00%(b)		109,729	1,755,664

Banks — 0.0%
CF-B L2 (D) LLC, (Aquired 04/08/15, cost $649,293), 0.00%(o)		663,678	268,325

Total Preferred Stocks — 0.2%			2,023,989

Total Preferred Securities—5.9% (Cost — $77,279,419)			68,641,868

Total Long-Term Investments — 143.4% (Cost — $1,893,151,142)			1,677,870,094

Options Purchased — 0.1% (Cost — $1,964,888)			1,534,687

Total Investments Before Options Written — 143.5% (Cost — $1,895,116,030)			1,679,404,781

Options Written — (0.1)% (Premiums Received — $756,883)			(943,789)

Total Investments, Net of Options Written — 143.4% (Cost — $1,894,359,147)			1,678,460,992

Liabilities in Excess of Other Assets — (43.4)%			(507,770,969)

Net Assets — 100.0%			$1,170,690,023

(a)	Non-income producing security.

22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT)

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of the security is held by a wholly-owned subsidiary.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(l)	When-issued security.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $268,325, representing less than 0.05% of its net assets as of period end, and an original cost of $649,293.

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	—	—	(c)	—	—	$—	$8,094	$—	$—
iShares iBoxx USD High Yield Corporate Bond ETF(b)	427,751	330,000		(757,751)	—	—	156,483	177,865	(426,425)

						$—	$164,577	$177,865	$(426,425)

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Trust.
(c)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation

CR	Custodian Receipt

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT)

Portfolio Abbreviations (continued)

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

PIK	Payment-In-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipts

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Long Treasury Bond	54	06/19/20	$9,669	$(9,155)
U.S. Treasury Ultra Bond	111	06/19/20	24,628	21,761

				$12,606

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	478,500	USD	288,873	JPMorgan Chase Bank N.A.	04/03/20	$5,453
AUD	478,000	USD	292,969	Morgan Stanley & Co. International PLC	04/03/20	1,050
CAD	2,244,000	USD	1,583,246	Deutsche Bank AG	04/03/20	11,329
GBP	3,383,000	USD	4,200,356	Natwest Markets PLC	04/03/20	1,722
USD	629,828	AUD	957,000	Morgan Stanley & Co. International PLC	04/03/20	41,175
USD	1,680,884	CAD	2,244,000	State Street Bank and Trust Co.	04/03/20	86,309
USD	63,507	EUR	56,000	BNP Paribas S.A.	04/03/20	1,743
USD	14,773	EUR	13,000	Goldman Sachs International	04/03/20	435
USD	4,488,724	GBP	3,482,000	BNP Paribas S.A.	04/03/20	163,676
USD	46,652,601	EUR	42,227,000	UBS AG	05/05/20	21,235

						334,127

EUR	1,130,000	USD	1,293,803	Morgan Stanley & Co. International PLC	04/03/20	(47,491)
EUR	42,227,000	USD	46,589,049	UBS AG	04/03/20	(15,589)
USD	49,017,686	EUR	44,582,000	UBS AG	04/03/20	(153,176)
USD	288,905	AUD	478,500	JPMorgan Chase Bank N.A.	05/05/20	(5,473)
USD	293,014	AUD	478,000	Morgan Stanley & Co. International PLC	05/05/20	(1,056)
USD	1,583,848	CAD	2,244,000	Deutsche Bank AG	05/05/20	(11,336)
USD	4,203,706	GBP	3,383,000	Natwest Markets PLC	05/05/20	(1,328)

						(235,449)

	Net unrealized appreciation					$98,678

24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount(000)		Value
Call
S&P 500 Index	4	09/18/20	USD	3,400.00	USD	1,034	$1,580

Put
S&P 500 Index	7	04/17/20	USD	2,875.00	USD	1,809	217,105
SPDR S&P 500 ETF Trust	738	04/17/20	USD	250.00	USD	19,022	625,824
SPDR S&P 500 ETF Trust	723	04/29/20	USD	245.00	USD	18,635	686,127

							1,529,056

							$1,530,636

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount(000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 06/24/30	2.20%	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Bank of America N.A.	06/22/20	2.20%	USD	51,610	$3,296

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount(000)		Value
Call
S&P 500 Index	4	09/18/20	USD	3,500.00	USD	1,034	$(960)

Put
S&P 500 Index	7	04/17/20	USD	2,950.00	USD	1,809	(268,030)
SPDR S&P 500 ETF Trust	738	04/17/20	USD	230.00	USD	19,022	(299,997)
SPDR S&P 500 ETF Trust	723	04/29/20	USD	225.00	USD	18,635	(374,153)

							(942,180)

							$(943,140)

OTC Interest Rate Swaptions Written

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount(000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 06/24/30	3-Month LIBOR, 1.45%	Quarterly	2.70%	Semi-Annual	Bank of America N.A.	06/22/20	2.70%	USD	51,610	$(649)

25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaptions Purchased

Description		Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Credit Rating (a)	Exercise Rate		Notional Amount (000) (b)		Value
		Rate	Frequency	Rate	Frequency
Call
Sold Protection on 5-Year Credit Default Swap, 12/20/24	USD	107.50	Quarterly	3-Month LIBOR, 1.45%	Quarterly	Goldman Sachs International	04/15/20	NR	USD	107.50	USD	39,295	$380
Sold Protection on 5-Year Credit Default Swap, 12/20/24	USD	107.50	Quarterly	3-Month LIBOR, 1.45%	Quarterly	Morgan Stanley & Co. International PLC	04/15/20	NR	USD	107.50	USD	38,705	375

													$755

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx XO, Series 32, Version 1	5.00%	Quarterly	12/20/24	B	EUR	1,040	$(21,617)	$61,711	$(83,328)
Markit CDX North America High Yield , Series 34, Version 1	5.00	Quarterly	06/20/25	B+	USD	52,096	(3,257,737)	(2,584,768)	(672,969)

							$(3,279,354)	$(2,523,057)	$(756,297)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount(000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice Finco SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	180	$(1,603)	$(23,234)	$21,631
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	140	(1,247)	(14,936)	13,689

							$(2,850)	$(38,170)	$35,320

26

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	90	$(15,924)	$(6,150)	$(9,774)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	B	EUR	88	(15,629)	(8,755)	(6,874)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	B	EUR	124	(21,956)	(11,051)	(10,905)
Casino Guichard Perrachon SA	1.00	Quarterly	Goldman Sachs International	12/20/23	B	EUR	60	(12,176)	(7,321)	(4,855)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/23	NR	USD	856	(54,528)	(49,902)	(4,626)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	CCC-	USD	368	(321,998)	534	(322,532)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	CCC-	USD	332	(290,498)	2,431	(292,929)
Altice SA	5.00	Quarterly	Citibank N.A.	12/20/24	NR	EUR	40	(896)	4,432	(5,328)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	50	(13,986)	(637)	(13,349)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	140	(39,160)	—	(39,160)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	30	(8,391)	1,009	(9,400)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	70	(19,579)	4,113	(23,692)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	12/20/24	BB+	EUR	90	(19,831)	2,830	(22,661)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	B+	USD	1,221	(132,797)	(173,295)	40,498
Tesco PLC	1.00	Quarterly	Barclays Bank PLC	12/20/25	BBB-	EUR	200	(2,595)	(4,988)	2,393
Tesco PLC	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	BBB-	EUR	290	(17,881)	(26,099)	8,218

								$(987,825)	$(272,849)	$(714,976)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

27

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$5,002,909	$—	$5,002,909
Common Stocks (a)	13,383,927	74,807	386,052	13,844,786
Corporate Bonds (a)	87,019	1,440,273,829	24,181	1,440,385,029
Floating Rate Loan Interests (a)	—	95,091,935	54,903,555	149,995,490
Other Interests	—	—	12	12
Preferred Securities (a)	—	66,617,879	1,755,664	68,373,543
Options Purchased:
Credit contracts	—	755	—	755
Equity Contracts	1,530,636	—	—	1,530,636
Interest rate contracts	—	3,296	—	3,296

	$15,001,582	$1,607,065,410	$57,069,464	$1,679,136,456

Investments Valued at NAV(b)				268,325

				$1,679,404,781

Derivative Financial Instruments (c)
Assets:
Credit contracts	$—	$86,429	$—	$86,429
Forward foreign currency contracts	—	334,127	—	334,127
Interest rate contracts	21,761	—	—	21,761
Liabilities:
Credit contracts	—	(1,522,382)	—	(1,522,382)

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Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Equity contracts	$(943,140)	$—	$—	$(943,140)
Forward foreign currency contracts	—	(235,449)	—	(235,449)
Interest rate contracts	(9,155)	(649)	—	(9,804)

	$(930,534)	$(1,337,924)	$—	$(2,268,458)

(a)	See above Consolidated Schedule of Investments for values in each industry.
(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $478,000,000 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Total
Assets:
Opening Balance, as of December 31, 2019	$2,297,448	$25,016	$12,707,738	$12	$2,496,335	$17,526,549
Transfers into Level 3 (a)	—	—	34,485,105	—	—	34,485,105
Transfers out of Level 3	—	—	(587,267)	—	—	(587,267)
Accrued discounts/premiums	—	—	140,946	—	—	140,946
Net realized gain (loss)	—	—	(127,180)	—	—	(127,180)
Net change in unrealized appreciation (depreciation)(b)	(1,911,396)	(835)	(6,146,986)	—	(740,671)	(8,799,888)
Purchases	—	—	24,108,055	—	—	24,108,055
Sales	—	—	(9,676,856)	—	—	(9,676,856)

Closing Balance, as of March 31, 2020	$386,052	$24,181	$54,903,555	$12	$1,755,664	$57,069,464

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 (b)	$(1,911,396)	$(835)	$(6,146,986)	$—	$(740,671)	$(8,799,888)

(a)

As of December 31,2019, the Trust used observable inputs in determining the value of certain investments. As of March 31,2020, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

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